Statement of Compliance - Summary of Information about Geographical Segment (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Geographical Areas [Line Items]
Revenues from external customers	€ 160	€ 950
France [member]
Disclosure Of Geographical Areas [Line Items]
Revenues from external customers	61	70
United States [member]
Disclosure Of Geographical Areas [Line Items]
Revenues from external customers	€ 99	€ 880